ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION
Schedule of significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
(a)	As of December 31, 2020, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services
Shanghai Zhiyan Yunwei Technology Co.,Ltd. (“SH Zhiyan”) (1) / (2)	December 12, 2020	PRC	—	Provision of telecommunication services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center services

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Yilong Xinda Technology Co., Ltd. (“Yilong Xinda”) (1) / (2)	August 6, 2010	PRC	—	Provision of internet data center services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1) / (2)	September 30, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co. Ltd. (“GZ Lianyun”) (1) / (2)	April 14, 2016	PRC	—	Provision of internet data center services
Beijing Xianghu Yunlian Technology Co., Ltd. (“Xianghu Yunlian”) (1) / (2)	November 7, 2018	PRC	—	Provision of internet data center services
Shanghai Hujiang Songlian Technology Co., Ltd. (“Hujiang Songlian”) (1) / (2)	December 17, 2018	PRC	—	Provision of internet data center services
Beijing Shuhai Hulian Technology Co., Ltd. (“BJ Shuhai”) (1) / (2)	January 2, 2019	PRC	—	Provision of internet data center services
Nantong Chenghong Cloud Computing Co., Ltd. (“NT Chenghong”) (1) / (2)	December 24, 2019	PRC	—	Provision of internet data center services
Shanghai Shuzhong Investment Management Co., Ltd. (“SH Shuzhong”) (1)/(2)/(5)	June 30, 2020	PRC	—	Provision of internet data center services
Sanhe Shulifang Information Technology Co., Ltd. (“Shulifang”) (1)/(2)/(6)	July 21, 2020	PRC	—	Provision of internet data center services
Langfang Huahai Internet Technology Co., Ltd. (“LF Huahai”) (1)/(2)/(7)	September 11, 2020	PRC	—	Provision of internet data center services

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Held directly by SH Zhiyan:
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	100%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest of Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 20, 2019, the Company through its subsidiary, DRP Investment, became the sole shareholder in Shihua Holding 2 and its subsidiaries (Note 4).
(5)	On June 30, 2020, the Company through its subsidiary, Shanghai Shilian Technology Co., Ltd (“SH Shilian”), acquired 100% equity interest of SH Shuzhong (Note 4).
(6)	On July 21, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of Shulifang (Note 4).
(7)	On September 11, 2020, the Company through its subsidiaries, SH Shilian and 21Vianet Venus International Investment Limited (“21Vianet Venus”), acquired 100% equity interest of LF Huahai (Note 4).
(8)	On November 17, 2020, the Company through its subsidiary, 21Vianet Saturn International Investment Limited (“21Vianet Saturn”) and Beijing Zhongshun Yongfeng Investment Consulting Co.,Ltd. (“YF WFOE”), acquired 100% equity interest of BJ JHC and BJ ST (Note 4).

Schedule of consolidated VIE before eliminating intercompany balances

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	591,503	737,556	113,035
Restricted cash	260,961	260,450	39,916
Accounts receivable (net of allowance for doubtful debt of RMB66,416 and RMB67,632 (US$10,365) as of December 31, 2019 and 2020, respectively)	513,440	664,610	101,856
Prepaid expenses and other current assets	1,371,564	1,622,662	248,684
Amounts due from related parties	57,982	12,968	1,987
Total current assets	2,795,450	3,298,246	505,478
Non-current assets:
Property and equipment, net	3,580,341	5,170,878	792,472
Intangible assets, net	151,722	342,288	52,458
Land use rights, net	58,588	46,719	7,160
Operating lease right-of-use assets, net	1,144,846	1,134,073	173,804
Goodwill	302,647	308,110	47,220
Restricted cash	66,119	27,719	4,248
Deferred tax assets, net	180,959	168,181	25,775
Amounts due from related parties	20,654	20,562	3,151
Other non-current assets	262,685	435,144	66,689
Long-term investments, net	189,571	172,593	26,451
Total non-current assets	5,958,132	7,826,267	1,199,428
Total assets	8,753,582	11,124,513	1,704,906
Current liabilities:
Short-term bank borrowings	232,323	34,000	5,211
Accounts payable and notes payable	211,710	182,669	27,995
Accrued expenses and other payables	622,160	981,961	150,492
Advance from customers	1,068,692	1,041,594	159,631
Deferred revenue	52,088	58,066	8,899
Income tax payable	8,175	12,743	1,953
Amounts due to inter-companies (1)	2,786,838	4,248,422	651,099
Amounts due to related parties	56,977	50,193	7,692
Current portion of finance lease liabilities	220,363	362,760	55,595
Current portion of long-term borrowings	32,500	165,328	25,338
Current portion of deferred government grant	2,595	2,074	318
Current portion of operating lease liabilities	410,422	427,114	65,458
Total current liabilities	5,704,843	7,566,924	1,159,681

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies (1)	1,020,972	1,020,972	156,471
Amounts due to related parties	745,899	747,746	114,597
Long-term borrowings	79,500	570,135	87,377
Non-current portion of finance lease liabilities	549,669	299,399	45,885
Unrecognized tax benefits	1,991	68,317	10,470
Deferred tax liabilities	82,725	155,281	23,798
Non-current portion of deferred government grant	5,906	4,100	628
Non-current portion of operating lease liabilities	529,546	497,268	76,210
Total non-current liabilities	3,016,208	3,363,218	515,436
Total liabilities	8,721,051	10,930,142	1,675,117

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues	2,532,854	2,858,176	3,885,141	595,424
Net profit	52,986	111,592	73,748	11,302

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash generated from operating activities	693,620	495,308	748,418	114,700
Net cash generated from (used in) investing activities	132,522	(1,247,764)	(1,943,358)	(297,833)
Net cash (used in) generated from financing activities	(423,467)	885,286	1,302,082	199,553
Net increase in cash and cash equivalents and restricted cash	402,705	132,830	107,142	16,420

(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.